John Hancock Financial Services, Inc.

John Hancock Place                              [JOHN HANCOCK LOGO APPEARS HERE]
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-8050
Fax: (617) 572-9197
E-mail: jhoodlet@jhancock.com

James C. Hoodlet
Vice President and Counsel

VIA EDGAR
---------

December 22, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room


RE   John Hancock Life Insurance Company (U.S.A.) Account A
     Accumulation #333-85284
     -------------------------------------------------------

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing a final printed prospectus and Statement of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/James C. Hoodlet
Vice President and Counsel